Income Taxes (Schedule of Income (Loss) Before Income Taxes And Equity In Earnings of Affiliates And Provision for Income Taxes) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Domestic - Income (loss) before income taxes and equity in earnings of affiliates	$ (142,892)	¥ (11,860,000)	¥ 58,564,000	¥ 31,861,000
Foreign - Income (loss) before income taxes and equity in earnings of affiliates	689,880	57,260,000	(1,040,000)	(922,000)
Income before income taxes and equity in earnings of affiliates	546,988	45,400,000	57,524,000	30,939,000
Current/Domestic - Provision for income taxes	(33,988)	(2,821,000)	26,897,000	20,077,000
Current/Foreign - Provision for income taxes	295,012	24,486,000	598,000	7,244,000
Current Income Tax Expense (Benefit), Total	261,024	21,665,000	27,495,000	27,321,000
Deferred/Domestic - Provision for income taxes	7,699	639,000	(3,505,000)	(4,473,000)
Deferred/Foreign - Provision for income taxes	3,819	317,000	3,688,000	(690,000)
Deferred Income Tax Expense (Benefit), Total	11,518	956,000	183,000	(5,163,000)
Income Tax Expense (Benefit)	$ 272,542	¥ 22,621,000	¥ 27,678,000	¥ 22,158,000